Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accruals And Other Liabilities
Accruals and other liabilities consisted of the following:

	As of December 31,
	2021	2022
Payables for purchase of property, plant and equipment	843,732	1,624,432
Payables for R&D expenses	939,488	1,023,344
Employee compensation payable s	810,730	729,806
Payables for marketing events	679,120	483,059
Accrued expenses	364,647	417,396
Deposits from third parties	241,468	386,412
Warranty provisions	105,068	216,260
Advance from customers	208,281	113,730
Tax payable s	73,755	51,147
Interest payables	54,191	39,082
Refundable deposit from customers	18,752	26,806
Debt from a third party investor (i)	106,596	—
Derivative liabilities (Note 5)	48,605	—
Others	316,674	472,355

Total	4,811,107	5,583,829